Average Annual Total Returns - Victory Sophus Emerging Markets VIP Series	Class I 1 Year	Class I 5 Years	Class I 10 Years	Class I After Taxes on Distributions 1 Year	Class I After Taxes on Distributions 5 Years	Class I After Taxes on Distributions 10 Years	Class I After Taxes on Distributions and Sale of Fund Shares 1 Year	Class I After Taxes on Distributions and Sale of Fund Shares 5 Years	Class I After Taxes on Distributions and Sale of Fund Shares 10 Years	MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes.) 1 Year	MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes.) 5 Years	MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes.) 10 Years
Total	16.17%	13.06%	3.01%	15.08%	11.69%	1.58%	9.70%	10.03%	2.00%	18.31%	12.81%	3.63%